13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State     and Date of Signing:
Robert L. Pharr                   Charlotte NC
------------------------------------------------------------------------
Signature                        City     State             Date


Report Type:


[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT



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                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:  $$1,796,240,161.92



List of Other Included Managers:  NONE












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                                                           13F Holdings Report
                                                          AS OF DATE: 9/30/2011

                                                                                          INVESTMENT
          ISSUER         TITLE OF       CUSIP        MKT            SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
           NAME           CLASS         NUMBER       VAL           PRINC AMT       SOLE(A) SHARED MNGRS   SOLE    SHARED    NONE

Adobe Systems, Inc.     Common Stock  00724f101  79,384,552.25  3,284,425.00  3,284,425.00  0.00 ALL 1,885,246.00  0.00 1,399,179.00
American Tower          Common Stock  029912201  96,170,997.00  1,787,565.00  1,787,565.00  0.00 ALL 1,088,816.00  0.00   698,749.00
Amgen, Inc.             Common Stock  031162100  90,515,547.60  1,646,935.00  1,646,935.00  0.00 ALL   986,685.00  0.00   660,250.00
Autodesk, Inc.          Common Stock  052769106  76,917,578.85  2,767,815.00  2,767,815.00  0.00 ALL 1,560,545.00  0.00 1,207,270.00
Bed Bath & Beyond       Common Stock  075896100  94,378,853.03  1,646,813.00  1,646,813.00  0.00 ALL   998,284.00  0.00   648,529.00
Celgene Corp.           Common Stock  151020104  96,177,680.28  1,553,508.00  1,553,508.00  0.00 ALL   954,248.00  0.00   599,260.00
Coach, Inc.             Common Stock  189754104  83,070,325.18  1,602,746.00  1,602,746.00  0.00 ALL   956,130.00  0.00   646,616.00
Costco Wholesale        Common Stock  22160K105  95,299,791.89  1,160,353.00  1,160,353.00  0.00 ALL   709,214.00  0.00   451,139.00
E M C Corp.             Common Stock  268648102  80,463,107.98  3,833,402.00  3,833,402.00  0.00 ALL 2,181,748.00  0.00 1,651,654.00
Intel Corp.             Common Stock  458140100  93,132,294.66  4,366,258.54  4,366,258.54  0.00 ALL 2,653,420.54  0.00 1,712,838.00
Int'l Business
  Machines              Common Stock  459200101  96,795,616.23    553,529.00    553,529.00  0.00 ALL   336,655.00  0.00   216,874.00
Johnson Controls, Inc.  Common Stock  478366107  70,834,461.12  2,686,176.00  2,686,176.00  0.00 ALL 1,466,688.00  0.00 1,219,488.00
Lowes Cos. Inc.         Common Stock  548661107  82,852,690.74  4,284,006.76  4,284,006.76  0.00 ALL 2,451,450.76  0.00 1,832,556.00
Nike, Inc. Class B      Common Stock  654106103  95,508,085.73  1,116,923.00  1,116,923.00  0.00 ALL   677,187.00  0.00   439,736.00
Nordstrom, Inc.         Common Stock  655664100  87,579,980.00  1,917,250.00  1,917,250.00  0.00 ALL 1,135,703.00  0.00   781,547.00
Oracle Corp.            Common Stock  68389X105  87,522,117.14  3,045,306.79  3,045,306.79  0.00 ALL 1,811,266.79  0.00 1,234,040.00
Qualcomm, Inc.          Common Stock  747525103  85,137,378.89  1,750,717.23  1,750,717.23  0.00 ALL 1,039,612.23  0.00   711,105.00
Target Corp.            Common Stock  87612E106  96,279,148.71  1,963,277.91  1,963,277.91  0.00 ALL 1,212,018.91  0.00   751,259.00
Verizon Comm., Inc.     Common Stock  92343V104  95,512,008.00  2,595,435.00  2,595,435.00  0.00 ALL 1,558,483.00  0.00 1,036,952.00
Whole Foods Market      Common Stock  966837106  88,062,501.87  1,348,377.00  1,348,377.00  0.00 ALL   818,036.00  0.00   530,341.00
International Asia
  ex-Japan ETF          Common Stock  464288182   2,577,035.37     55,253.76     55,253.76  0.00 ALL    52,981.76  0.00     2,272.00
Ishares Dow Jones
  US Technology Sector  Common Stock  464287721   3,040,178.04     51,406.46     51,406.46  0.00 ALL    45,035.46  0.00     6,371.00
Ishares Dow Jones
  US Telecom Sector     Common Stock  464287713     820,161.85     40,223.73     40,223.73  0.00 ALL    35,251.73  0.00     4,972.00
iShares Investment
  Grade Corp Bond Fund  Common Stock  464287242     506,823.58      4,512.72      4,512.72  0.00 ALL     3,559.72  0.00       953.00
IShares Nasdaq
  Biotechnology         Common Stock  464287556     896,400.84      9,602.58      9,602.58  0.00 ALL     8,410.58  0.00     1,192.00
ISHARES TR BARCLYS
  1-3YR CR              Common Stock  464288646   1,380,983.34     13,281.24     13,281.24  0.00 ALL    10,180.24  0.00     3,101.00
SPDR Barclays Capital
  High Yield Bond ETF   Common Stock  78464A417     420,351.55     11,615.13     11,615.13  0.00 ALL     8,768.13  0.00     2,847.00
SPDR Dow Jones Total
  Market ETF            Common Stock  78464A805     342,809.58      4,072.34      4,072.34  0.00 ALL     4,072.34  0.00         0.00
SPDR Tr Unit Ser 1      Common Stock  78462F103     686,481.05      6,067.00      6,067.00  0.00 ALL     6,067.00  0.00         0.00
Vanguard Consumer
  Discretionary ETF     Common Stock  92204A108   2,995,753.40     53,725.85     53,725.85  0.00 ALL    47,062.85  0.00     6,663.00
Vanguard Consumer
  Staples ETF           Common Stock  92204A207     861,092.56     11,295.98     11,295.98  0.00 ALL     9,897.98  0.00     1,398.00
VANGUARD INDEX FDS
  EXTEND MKT ETF        Common Stock  922908652   4,635,840.89    100,560.54    100,560.54  0.00 ALL    96,319.54  0.00     4,241.00
Vanguard Intl Equity
  Index All World
  Ex US                 Common Stock  922042775   5,481,532.71    141,568.51    141,568.51  0.00 ALL   135,813.51  0.00     5,755.00
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